Impact Shares NAACP Minority Empowerment ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Banking - 4.1%
Bank of America Corp.	11,750	$466,240
Citigroup, Inc.	3,597	225,172
Huntington Bancshares, Inc.	2,486	36,544
JPMorgan Chase & Co.	5,184	1,093,098
PNC Financial Services Group, Inc.	666	123,110
Regions Financial Corp.	1,615	37,678
Truist Financial Corp.	2,473	105,770
		2,087,612

Consumer Discretionary Products - 3.0%
Aptiv PLC (a)	377	27,148
BorgWarner, Inc.	413	14,988
Ford Motor Co.	6,853	72,368
General Motors Co.	1,900	85,196
NIKE, Inc. - Class B	2,173	192,093
Tesla, Inc. (a)	4,385	1,147,248
		1,539,041

Consumer Discretionary Services - 0.5%
Hilton Worldwide Holdings, Inc.	403	92,892
Marriott International, Inc. - Class A	427	106,152
Royal Caribbean Cruises Ltd.	383	67,929
		266,973

Consumer Staple Products - 2.6%
Campbell Soup Co.	350	17,122
Clorox Co.	224	36,492
Coca-Cola Co.	6,643	477,366
Coty, Inc. - Class A(a)	683	6,413
Hershey Co.	250	47,945
Hormel Foods Corp.	531	16,833
J.M. Smucker Co.	184	22,282
Kellanova	445	35,916
Kraft Heinz Co.	1,303	45,748
Molson Coors Beverage Co. - Class B	323	18,579

Mondelez International, Inc. - Class A	2,243	165,242
PepsiCo, Inc.	2,247	382,102
Tyson Foods, Inc. - Class A	531	31,626
		1,303,666

Financial Services - 5.6%
American Express Co.	952	258,182
Bank of New York Mellon Corp.	1,275	91,622
Charles Schwab Corp.	2,386	154,637
Mastercard, Inc. - Class A	1,359	671,074
Moody’s Corp.	272	129,088
Morgan Stanley	2,190	228,286
Nasdaq, Inc.	590	43,076
PayPal Holdings, Inc. (a)	1,878	146,540
S&P Global, Inc.	538	277,942
Synchrony Financial	775	38,657
T. Rowe Price Group, Inc.	400	43,572
Verisk Analytics, Inc.	252	67,526
Visa, Inc. - Class A	2,727	749,789
		2,899,991

Health Care - 11.3%
Abbott Laboratories	2,790	318,088
AbbVie, Inc.	2,978	588,095
Agilent Technologies, Inc.	511	75,873
Baxter International, Inc.	847	32,161
Becton Dickinson & Co.	494	119,103
Biogen, Inc. (a)	256	49,623
Boston Scientific Corp.(a)	2,495	209,081
Bristol-Myers Squibb Co.	3,600	186,264
Cigna Group	487	168,716
CVS Health Corp.	2,077	130,602
Danaher Corp.	1,058	294,145
Edwards Lifesciences Corp.(a)	1,067	70,411
Elevance Health, Inc.	410	213,200
Gilead Sciences, Inc.	2,115	177,322
Illumina, Inc.(a)	275	35,863
Johnson & Johnson	4,057	657,477
Labcorp Holdings, Inc.	154	34,416
Medtronic PLC	2,175	195,815
Merck & Co., Inc.	4,435	503,639

Pfizer, Inc.	9,142	264,569
Quest Diagnostics, Inc.	195	30,274
ResMed, Inc.	254	62,006
Teleflex, Inc.	83	20,528
Thermo Fisher Scientific, Inc.	631	390,318
UnitedHealth Group, Inc.	1,545	903,331
		5,730,920

Industrial Products - 5.2%
3M Co.	1,001	136,837
AMETEK, Inc.	400	68,684
Boeing Co.(a)	1,087	165,267
CNH Industrial NV	1,685	18,704
Cummins, Inc.	242	78,357
Deere & Co.	435	181,538
Eaton Corp. PLC	677	224,385
Emerson Electric Co.	1,065	116,479
General Electric Co.	1,885	355,473
Honeywell International, Inc.	1,150	237,717
Howmet Aerospace, Inc.	746	74,787
Hubbell, Inc.	78	33,411
Illinois Tool Works, Inc.	496	129,987
Ingersoll Rand, Inc.	642	63,019
Johnson Controls International PLC	1,214	94,218
L3Harris Technologies, Inc.	351	83,492
Lennox International, Inc.	57	34,444
Lincoln Electric Holdings, Inc.	102	19,586
Nordson Corp.	93	24,425
Northrop Grumman Corp.	256	135,186
Otis Worldwide Corp.	692	71,926
Rockwell Automation, Inc.	201	53,960
Stanley Black & Decker, Inc.	276	30,396
Textron, Inc.	358	31,712
Trane Technologies PLC	371	144,219
Xylem, Inc.	420	56,713
		2,664,922

Industrial Services - 2.4%
AECOM	244	25,198
Automatic Data Processing, Inc.	700	193,711
CSX Corp.	3,202	110,565
Delta Air Lines, Inc.	1,113	56,529
Expeditors International of Washington, Inc.	273	35,872
FedEx Corp.	379	103,725
JB Hunt Transport Services, Inc.	143	24,643
Norfolk Southern Corp.	410	101,885
Southwest Airlines Co.	1,014	30,045
Union Pacific Corp.	1,038	255,846
United Airlines Holdings, Inc. (a)	569	32,467
United Parcel Service, Inc. - Class B	1,194	162,790
United Rentals, Inc.	122	98,787
		1,232,063

Insurance - 0.6%
Aon PLC - Class A	359	124,210
MetLife, Inc.	1,069	88,171
Principal Financial Group, Inc.	211	18,125
Travelers Cos, Inc.	406	95,053
		325,559

Materials - 1.5%
Albemarle Corp.	230	21,783
CF Industries Holdings, Inc.	337	28,915
DuPont de Nemours, Inc.	779	69,417
Eastman Chemical Co.	208	23,286
Ecolab, Inc.	428	109,281
Freeport-McMoRan, Inc.	2,445	122,054
International Flavors & Fragrances, Inc.	459	48,163
Martin Marietta Materials, Inc.	108	58,131
Mosaic Co.	589	15,773
Newmont Corp.	2,132	113,955
Owens Corning	137	24,183
PPG Industries, Inc.	409	54,176
Southern Copper Corp.	151	17,466
Vulcan Materials Co.	229	57,348
		763,931

Media - 10.9%
Alphabet, Inc. - Class A	8,440	1,399,774
Alphabet, Inc. - Class C	7,524	1,257,938
Electronic Arts, Inc.	1,177	168,829
Interpublic Group of Cos., Inc.	1,668	52,759
Meta Platforms, Inc. - Class A	3,453	1,976,635
Uber Technologies, Inc. (a)	18,231	1,370,242
		6,226,177

Oil & Gas - 4.7%
Cheniere Energy, Inc.	430	77,331
Chevron Corp.	3,027	445,786
ConocoPhillips	2,209	232,563
Devon Energy Corp.(a)	1,129	44,166
Exxon Mobil Corp.	8,013	939,284
Hess Corp.	531	72,110
Kinder Morgan, Inc.	3,424	75,636
Marathon Petroleum Corp.	666	108,498
ONEOK, Inc.	1,000	91,130
Phillips 66	800	105,160
Valero Energy Corp.	587	79,263
Williams Cos., Inc.	2,107	96,184
		2,367,111

Retail & Wholesale - Staples - 1.0%
Archer-Daniels-Midland Co.	747	44,626
Bunge Global SA	260	25,126
Kroger Co.	1,207	69,161
US Foods Holding Corp. (a)	365	22,448
Walgreens Boots Alliance, Inc.	1,352	12,114
Walmart, Inc.	4,380	353,685
		527,160

Retail & Wholesale - Discretionary - 5.6%
Amazon.com, Inc.(a)	12,193	2,271,922
eBay, Inc.	931	60,617
Ferguson Enterprises, Inc.	383	76,052
Lowe’s Cos., Inc.	989	267,871
MercadoLibre, Inc.(a)	84	172,365
		2,848,827

Software & Tech Services - 14.0%
Accenture PLC - Class A	5,326	1,882,634
Booz Allen Hamilton Holding Corp.	226	36,784
International Business Machines Corp.	7,696	1,701,432
Microsoft Corp.	5,736	2,468,201
Palo Alto Networks, Inc. (a)	2,972	1,015,830
		7,104,881

Tech Hardware & Semiconductors - 18.5%
Apple, Inc.	10,840	2,525,720
Dell Technologies, Inc. - Class A	2,439	289,119
HP, Inc.	9,137	327,744
Intel Corp.(a)	41,390	971,009
Micron Technology, Inc.	10,196	1,057,427
NVIDIA Corp.	20,307	2,466,082
QUALCOMM, Inc.	10,220	1,737,911
		9,375,012

Telecommunications - 2.0%
AT&T, Inc.	7,908	173,976
Verizon Communications, Inc.	18,938	850,506
		1,024,482

Utilities - 3.3%
AES Corp.	1,410	28,285
Alliant Energy Corp.	430	26,097
American Electric Power Co., Inc.	902	92,545
Avangrid, Inc.	120	4,295
CMS Energy Corp.	503	35,527
Consolidated Edison, Inc.	611	63,623
Dominion Energy, Inc.	1,416	81,831
DTE Energy Co.	335	43,017
Duke Energy Corp.	1,307	150,697
Edison International	662	57,654
Entergy Corp.	350	46,064
Eversource Energy	634	43,144
Exelon Corp.	1,460	59,203
FirstEnergy Corp.	938	41,600
NextEra Energy, Inc.	3,278	277,089
NiSource, Inc.	707	24,498
NRG Energy, Inc.	397	36,167
PG&E Corp.	1,714	33,886

PPL Corp.	1,274	42,144
Public Service Enterprise Group, Inc.	865	77,167
Sempra	1,090	91,157
Southern Co.	1,837	165,661
Vistra Corp.	540	64,012
WEC Energy Group, Inc.	546	52,514
Xcel Energy, Inc.	815	53,220
		1,691,097

TOTAL COMMON STOCKS (Cost $37,069,486)		49,979,425

REITS - 1.2%
American Homes 4 Rent - Class A	591	22,688
AvalonBay Communities, Inc.	240	54,060
Crown Castle, Inc.	699	82,922
Equinix, Inc.	157	139,358
Healthpeak Properties, Inc.	1,312	30,005
Prologis, Inc.	1,563	197,376
Regency Centers Corp.	265	19,141
SBA Communications Corp.	176	42,363
TOTAL REITS (Cost $525,516)		587,913

SHORT-TERM INVESTMENTS - 0.1%
First American Government Obligations Fund - Class X, 4.82% (b)	74,370	74,370
TOTAL SHORT-TERM INVESTMENTS (Cost $74,370)		74,370

TOTAL INVESTMENTS - 100.0% (Cost $37,669,372)		$50,641,708
Assets in Excess of Other Liabilities - 0.0%(c)		17,369
TOTAL NET ASSETS - 100.0%		$50,659,077

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
NV - Naamloze Vennootschap
SA - Sociedad Anónima

(a) Non-income producing security.
(b) The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c) Does not round to 0.05%.